INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5        - INVENTORIES

Inventories consist of the following:

	As of December 31,
	2016	2015
Raw materials	$26,296	$27,848
Work in process	105,564	73,437
Finished goods	5,672	4,396
	$137,532	$105,681

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $1,391 and $621 as of December 31, 2016 and 2015, respectively.